SCHEDULE OF DEFERRED INCOME TAX ASSETS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets:
Net operating loss carrying forwards	¥ 183,486	¥ 175,360
Deductible advertising expenses	25,787	34,558
Changes in fair value of investments	27,975	31,102
Operating lease liabilities	5,652	6,405
Others	199	189
Total deferred tax assets	243,099	247,614
Less: valuation allowance	(237,447)	(241,209)	¥ (274,645)	¥ (389,584)
Total deferred tax assets, net	5,652	6,405
Deferred income tax liabilities:
Right-of-use assets	5,652	6,405
Total deferred tax liabilities	5,652	6,405
Net deferred income tax assets